PROPERTY AND EQUIPMENT, NET (Details ) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 5,075,160	$ 5,306,426
Less: accumulated depreciation and amortization	(1,211,833)	(1,157,281)
Less impairment	(28,676)
Total	3,834,651	4,149,145
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,322,359	4,322,359
Electronic Devices [Member]
Property, Plant and Equipment [Line Items]
Subtotal	658,691	674,497
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	63,322	71,865
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 30,788	$ 237,705